Investments in Related Parties and Other (OceanPal) (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Item $ / shares shares	Jun. 30, 2023 USD ($)	Feb. 22, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 31, 2023 USD ($) shares
Related Party Transaction [Line Items]
Issuance of Common Stock	$ 27,792	$ 7,733
Cash And Cash Equivalents At Carrying Value	100,541	123,117			$ 101,592
Vessels	1,068,364				$ 1,114,247
Purchase price of vessel			$ 23,300	$ 12,990
Gain/(loss) from equity method investments	$ (231)	244
Common stock, shares issued | shares	125,089,231				113,065,725
OceanPal [Member]
Related Party Transaction [Line Items]
Percent of common stock owned	49.00%
Common stock, shares issued | shares	3,649,474				3,649,474
OceanPal [Member]
Related Party Transaction [Line Items]
Investments in related party (Note 5(a))	$ 6,788				$ 8,138
Unrealized loss on investments	$ 1,351
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item	2,000
Maximum percentage of votes as a percentage of total votes	49.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security	34.00%
Issuance of preferred stock, shares | shares	500,000				500,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares	$ 6.5
Cumulative preferred dividend accruing rate	8.00%
Preferred stock liquidation preference per share | $ / shares	$ 1,000
Issuance of preferred stock, shares | shares	207				207
Trading days, term in convertible shares agreement	10 days
Series C and Series D [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividend income	$ 8	$ 567
Series B and Series C Preferred Shares [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Investments in related party (Note 5(a))	$ 180				$ 180